Equity - Diluted earnings (losses) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Diluted earnings per share
Earnings attributed to shareholders	R$ 319,814	R$ 1,820,994	R$ 1,677,815
Weighted average number of outstanding shares	1,093,493	1,091,700	1,090,043
Adjustment by stock options	1,386	2,428	3,493
Weighted average number of shares (diluted)	1,094,879	1,094,128	1,093,536
Total diluted earnings (loss) per common share	R$ 0.29199	R$ 1.66433	R$ 1.53430